CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		100 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Sales	$ 170,838	$ 594,445	$ 2,435,248
Cost of sales	8,602	92,338	1,546,098
Gross profit	162,236	502,107	889,150
Expenses:
General and administrative expenses (includes equity-based compensation of $151,053, $0, and $151,053)	4,020,530	4,103,317	24,413,037
Promotion and marketing	165,355	83,046	756,741
Research and development	227,011	296,844	3,856,311
Depreciation and amortization	21,283	24,661	197,382
Impairment of patent	0	0	537,631
Total expenses	4,434,179	4,507,868	29,761,102
Loss from operations	(4,271,943)	(4,005,761)	(28,871,952)
Other income (expense):
Interest income	2,033	49	373,891
Interest expense	(152,097)	(408,863)	(2,609,323)
Exchange rate gains and losses	2,885	(3,884)	(22,502)
Loss on disposition of fixed assets	0	0	(64,172)
Total other (expense) income	(147,179)	(412,698)	(2,322,106)
Loss before provision for taxes	(4,419,122)	(4,418,459)	(31,194,058)
Provision for income taxes	0	0	32,673
Net loss	(4,419,122)	(4,418,459)	(31,226,731)
Net loss attributable to non-controlling interest	(17,653)	(117,786)	(1,633,120)
Net loss attributable to SurePure	$ (4,401,469)	$ (4,300,673)	$ (29,593,611)
Loss per share - basic and diluted attributable to SurePure common stockholders	$ (0.14)	$ (0.11)	$ (1.08)
Weighted average shares outstanding - basic and diluted	31,780,016	38,395,001	27,468,728